Related Party Transactions - Schedule Of Related Party Balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Amounts due from related parties:
Amounts due from related parties	¥ 212,901	$ 33,409	¥ 210,826
Amounts due to related parties:
Amounts due to related parties	1,309,317	205,461	112,998
Kingsoft Group [Member]
Amounts due from related parties:
Amounts due from related parties	37,731	5,921	45,258
Amounts due to related parties:
Amounts due to related parties	544,376	85,425	80,294
Xiaomi Group [Member]
Amounts due from related parties:
Amounts due from related parties	175,170	27,488	165,568
Amounts due to related parties:
Amounts due to related parties	¥ 764,941	$ 120,036	¥ 32,704